Long-Term Debt And Lines Of Credit (Schedule of Principal Payments of the Term Loan) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Debt Instrument [Line Items]
Total	$ 147,500
Medium-term Notes [Member]
Debt Instrument [Line Items]
2015	6,250
2016	7,500
2017	8,750
2018	10,000
2019	65,000
Total	$ 97,500